CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0